Summary of Changes in DAC Balance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 5,676	$ 5,432	$ 5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)
Balance at end of year	$ 6,830	$ 5,676	$ 5,432